Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Restricted Net Assets [Abstract]
Reserve after tax net income percentage	10.00%
Reserve capital percentage	50.00%
Net assets	$ 4,249,352	$ 4,249,352